Leases (Tables)	12 Months Ended
Jun. 30, 2026
Leases
Schedule of right-of-use assets
USD	Buildings	Motor vehicle	Premises	Total
Cost
At 30 June 2025	–	83,343	2,069	85,412
At 30 June 2026	344,006	72,946	12,074	429,026
Accumulated depreciation
At 30 June 2025	–	(20,837)	(1,057)	(21,894)
At 30 June 2026	(31,009)	(37,993)	(12,074)	(81,076)
Carrying amount at 30 June 2026	312,997	34,953	–	347,950
Carrying amount at 30 June 2025	–	62,506	1,012	63,518

Schedule of reconciliation of carrying amount

Reconciliation of carrying amount

USD	2026	2025
Carrying amount at the beginning of the year	63,518	2,069
Assets acquired through business combinations (Note 37)	359,029	–
Additions	–	83,343
Depreciation for the year	(36,830)	(21,894)
Adjustment to the carrying amount of the motor vehicle	(22,994)	–
Net exchange differences	(14,773)	–
Carrying amount at the end of the year	347,950	63,518

Schedule of lease liabilities non-current and current
	2026 USD	2025 USD
Current	104,714	17,760
Non-current	270,788	38,291
	375,502	56,051

Schedule of Amounts recognised in profit or loss

	2026 USD	2025 USD
Depreciation of right-of-use assets	(36,830)	(19,293)
Interest on lease liabilities	(12,209)	(3,282)
Expense relating to short-term leases and leases of low-value assets	(422,683)	(248,800)
	(471,722)	(271,375)

Schedule of contractual undiscounted cash flows of group lease liabilities

The following table sets out the contractual undiscounted cash flows of the Group’s lease liabilities.

	2026 USD	2025 USD
Not later than one year	114,000	20,159
Later than one year and not later than five years	288,000	40,318
Later than five years	–	–
Total undiscounted lease payments	402,000	60,477
Future finance charges	(26,498)	(4,426)
Carrying amount of lease liabilities	375,502	56,051